PGIM Absolute Return Bond Fund Expense Example - PGIM Absolute Return Bond Fund	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 419
Expense Example, with Redemption, 3 Years	620
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,464
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	275
Expense Example, with Redemption, 3 Years	544
Expense Example, with Redemption, 5 Years	938
Expense Example, with Redemption, 10 Years	1,836
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	236
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	917
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	204
Expense Example, with Redemption, 5 Years	356
Expense Example, with Redemption, 10 Years	$ 797